Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Schedule of revenues, costs of revenues and gross margins

	Advertising	MVAS	Other	Total
	(In thousands, except percentages)
Year ended December 31, 2012:
Net revenues	$412,928	$69,008	$47,393	$529,329
Costs of revenues	195,324	41,935	10,673	247,932
Gross margin	53%	39%	77%	53%
Year ended December 31, 2011:
Net revenues	$368,805	$83,457	$30,567	$482,829
Costs of revenues	157,458	53,235	4,655	215,348
Gross margin	57%	36%	85%	55%
Year ended December 31, 2010:
Net revenues	$290,814	$86,183	$25,620	$402,617
Costs of revenues	116,295	49,612	2,503	168,410
Gross margin	60%	42%	90%	58%

Schedule of geographic operations

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2012:
Net revenues	$525,678	$3,651	$529,329
Long-lived assets	76,195	445	76,640
Year ended and as of December 31, 2011:
Net revenues	$479,341	$3,488	$482,829
Long-lived assets	74,112	399	74,511
Year ended and as of December 31, 2010:
Net revenues	$398,743	$3,874	$402,617
Long-lived assets	32,690	599	33,289